UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                       Commission File Number        001-16385
                                                          ---------------------

(Check one)    |X|  Form 10-K    |_|  Form 20F   |_|  Form 11-K   |_|  Form 10-Q
               |_|  Form N-SAR   |_|  Form N-CSR

         For period ended:     September 30, 2003
                           -----------------------------------------------------

         |_| Transition Report on Form 10-K
         |_| Transition Report on Form 20-F
         |_| Transition Report on Form 11-K
         |_| Transition Report on Form 10-Q
         |_| Transition Report on Form N-SAR

         For the Transition Period ended:

     Read Instruction (on back page) Before Preparing Form. Please Print or
Type.

            Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ____________________________


                                     PART I
                             REGISTRANT INFORMATION

Full Name of Registrant:     NUI Corporation
                          -----------------------------------------------------

Former Name if Applicable:   NUI Holding Co.
                          -----------------------------------------------------

Address of Principal Executive Office
     (Street and number):    550 Route 202-206, PO Box 760
                             --------------------------------------------------

City, State and Zip Code:   Bedminster,  New Jersey      07921
                         ------------------------------------------------------

                                     PART II
                             RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

         |X|    (a)        The reasons described in reasonable detail in
                           Part III of this form could not be eliminated without unreasonable effort or expense;

         |_|    (b)        The subject annual report, semi-annual report,
                           transition report on Form 10-K, 20-F, 11-K, Form
                           N-SAR, or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date;
                           and

          |_|   (c)        The accountant's statement or other exhibit required
                           by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     Due to the previously announced ongoing investigation by the Audit Committee of NUI Corporation (the "Company") of certain questionable transactions at NUI Energy Brokers, the Company's wholesale energy trading subsidiary ("NUI Energy Brokers"), the Company is not able to complete its financial reporting process and its audited financial statements for inclusion in its Annual Report on Form 10-K for the fiscal year ended September 30, 2003 (the "fiscal 2003 Form 10-K") within the prescribed time period. The Company intends to complete its financial reporting process and file its fiscal 2003 Form 10-K as soon as practicable after completion of the investigation by the Audit Committee.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

         James R. Van Horn                         (908)           781-0500
-------------------------------------------------------------------------------
              (Name)                             (Area Code)  (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                |X| Yes |_| No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     See the press release issued by the Company on November 12, 2003 and attached hereto as Exhibit A for a description of any significant changes anticipated with respect to the results of operations for the fiscal year ended September 30, 2003 compared to the fiscal year ended September 30, 2002.

     This Notification of Late Filing on Form 12b-25 contains forward-looking statements relating to the investigations of NUI Energy Brokers described above, the timing of the filing of the Company's fiscal 2003 Form 10-K and the financial results of the Company. These statements are based on current expectations and information currently available and are believed to be reasonable and are made in good faith. However, these forward-looking statements are subject to risks and uncertainties that could cause actual events to differ materially from those projected in the statements. Factors that may make the actual results differ from anticipated results include, but are not limited to, the outcome and consequences of the focused audit being conducted by the New Jersey Board of Public Utilities; the outcome and consequences of the investigations of NUI Energy Brokers described above; those factors set forth in the Company's Form 10-K, Form 10-Q and its other filings with the Securities and Exchange Commission; and other uncertainties, all of which are difficult to predict and some of which are beyond the Company's control. For these reasons, you should not rely on these forward-looking statements when making investment decisions. The words "expect," "believe," "project," "anticipate," "intend," "should," "could," "will," and variations of such words and similar expressions, are intended to identify forward-looking statements. The company does not undertake any obligation to update publicly any forward-looking statement, either as a result of new information, future events or otherwise.

                                 NUI Corporation
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: December  30, 2003               By:   /s/  A. Mark Abramovic
                                          -----------------------------------
                                          Name:   A. Mark Abramovic
                                          Title:  President

                                                                       EXHIBIT A

Investor Contact:                                      Media Contact:
Linda S. Lennox                                        George Koodray
Director, Investor Relations                           Director, Public Affairs
(908) 719-4222                                         (908) 470-4613
llennox@nui.com                                        gkoodray@nui.com


For Immediate Release


                NUI CORPORATION REPORTS FISCAL YEAR 2003 RESULTS

Bedminster, NJ - November 12, 2003 - NUI Corporation (NYSE:NUI) today reported fiscal 2003 earnings per share from continuing operations of $0.75, compared to $1.16 in fiscal 2002. Income from continuing operations was $12.1 million in fiscal 2003, compared to $17.3 million in fiscal 2002. Including discontinued operations and the effect of a change in accounting, the company recorded a net loss in fiscal 2003 of $23.5 million, or $1.46 per share, compared to a net loss of $15.9 million, or $1.06 per share, in fiscal 2002.

Mark Abramovic, NUI President, stated, "Last year, we set out on a plan to concentrate on our core business activities. We have made significant progress in narrowing our focus this past year by shutting down or selling certain of our businesses. However, credit rating downgrades and adverse business conditions led the Board of Directors to put the company up for sale in order to maximize value for our shareholders.

"We are pleased with the interest we have seen with regard to selling the company and hope to enter into an agreement to sell the company during the first quarter of calendar year 2004," said Abramovic.

Since September 2002, the company has either sold or exited the following businesses: North Carolina Gas, Valley Cities/Waverly Gas, NUI Environmental Group, NUI Energy and TIC Enterprises. In addition, in July the company announced its intention to sell Utility Business Services and NUI Telecom and on September 26, 2003, announced its intention to pursue a sale of the entire company. The company has reached an agreement to sell NUI Telecom. The sale is subject to customary closing conditions and is expected to close by the end of the calendar year. With the sale, NUI will completely exit the telecommunications business.

NUI is currently pursuing a refinancing of certain of its outstanding indebtedness that will address maturities during 2004 and provide financial flexibility and liquidity while the sale of NUI is pursued. The company hopes to be able to announce the successful closing of the refinancing in the next few weeks. The financing has been underwritten by Credit Suisse First Boston and is subject to customary conditions.

The company's Board of Directors is currently undertaking a review of NUI's dividend policy. The next dividend declaration date is November 25, 2003.

FISCAL 2003 CONSOLIDATED RESULTS

Total revenues in fiscal 2003 were $641.2 million, compared to $516.4 million in fiscal 2002, representing an increase of 24 percent. Fiscal 2003 operating margins increased 9 percent to $214.2 million, as compared to $196.9 million in fiscal 2002. This increase in margins primarily was due to the successful conclusion of a rate case at Elizabethtown Gas in November 2002 and colder temperatures in each of the company's utility service areas during the 2002/2003 winter. Operations and maintenance expenses increased $23.2 million, or 22 percent, in fiscal 2003, primarily as a result of higher outside services fees for auditing, legal, and Sarbanes-Oxley Act compliance, as well as for increased pension costs, labor and benefit costs, insurance costs, and bank fees. As a result of these additional expenses, income from continuing operations was $12.1 million in fiscal 2003, compared to $17.3 million in fiscal 2002.

DISTRIBUTION SERVICES

Distribution Services, which encompasses the company's natural gas distribution businesses in New Jersey, Florida and Maryland, posted a 15 percent increase in margins primarily due to the successful outcome of a rate case in New Jersey in November 2002, temperatures that averaged 36 percent colder than the previous year, increased off-system sales, and customer growth. Distribution Services' operating income increased 3 percent to $44.7 million in fiscal 2003, despite higher operating expenses associated with increases in labor costs related to the rate case, bad debt expense, pension expense, insurance costs and fees associated with the Focused Audit being conducted by the New Jersey Board of Public Utilities (NJBPU).

Recent Regulatory News

On October 7, 2003, City Gas Company of Florida received approval from the Florida Public Service Commission to increase its base rates by $2.9 million, an interim step in the utility's pending request to increase base rates by $10.5 million overall. A final decision on the requested rate increase is expected January 7, 2004.

On September 20, 2003, Elizabethtown Gas received approval from the NJBPU to increase its Basic Gas Supply Service (BGSS) charge by $28.8 million and its Societal Benefits Charge (SBC) by $8.4 million. The BGSS charge covers the cost of natural gas supplies that Elizabethtown Gas purchases for its customers, while the SBC allows Elizabethtown Gas to recover the cost of mandated energy efficiency, low-income assistance, energy education and environmental remediation programs. Both of these charges involve the pass-through of costs on which the company earns no profit.

ENERGY ASSET MANAGEMENT

Energy Asset Management, which includes NUI Energy Brokers and the storage, pipeline and distribution operations of Virginia Gas Company, contributed operating margins of $25.2 million in fiscal 2003, compared to $28.4 million in fiscal 2002. The decrease in margins is attributable to decreased daily trading activity as a result of credit rating downgrades during the year and the effect of adopting additional provisions of Emerging Issues Task Force (EITF) 02-03. The provisions of EITF 02-03 required the company to account for energy contracts not falling under the provisions of Statement of Financial Accounting Standards No.133 on an accrual basis, rather than applying mark-to-market accounting of such non-derivative contracts. Partially offsetting this decrease in margins were increases in margins recorded at NUI Energy Brokers associated with gas supply procurement contracts related to forecasted sales contracts at NUI Energy. In anticipation of the sale of NUI Corporation, NUI Energy Brokers has limited its operations primarily to purchasing gas on behalf of the company's utilities.

The company continues to make progress in the development of its salt cavern gas storage facility. NUI's high deliverability natural gas storage facility in Saltville, Virginia, recently began commercial operation. The storage facility, being jointly developed by NUI Virginia Gas Company and Duke Energy Gas Transmission, is fully contracted through April 2004. The field is expected to yield approximately 1 billion cubic feet (Bcf) of working gas capacity in its first winter. Plans are to continue to expand the facility's storage capacity at a rate of about 1.0 Bcf a year, reaching more than 6.0 Bcf by 2007, and eventually expanding to 12.0 Bcf.

RETAIL AND BUSINESS SERVICES

NUI's Retail and Business Services segment, which includes the remaining portion of the company's retail energy marketing business that is in the process of winding down and the company's digital mapping business, reported negative margins of $0.8 million in fiscal 2003, compared to positive margins of $3.5 million in fiscal 2002. The unfavorable margins were primarily due to the divestiture of NUI Energy customer contracts during fiscal 2003. Retail and Business Services posted an operating loss of $9.3 million in fiscal 2003, compared to an operating loss of $1.6 million in fiscal 2002. This is primarily due to the decrease in operating margins previously discussed, as well as additional costs associated with the company's decision to exit the retail energy marketing business.

DISCONTINUED OPERATIONS AND CHANGES IN ACCOUNTING

As prescribed by Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets," Utility Business Services, NUI Telecom, NUI Environmental Group, Valley Cities/Waverly Gas, and North Carolina Gas are reported as discontinued operations for each fiscal year. Including discontinued operations and the effect of a change in accounting, the company recorded a net loss in fiscal 2003 of $23.5 million, or $1.46 per share, compared to a net loss of $15.9 million, or $1.06 per share, in fiscal 2002. The higher losses in fiscal 2003 were primarily due to non-cash charges of approximately $25.5 million, after tax, or $1.59 per share, to write-down the carrying value of assets being held for sale to their fair market value, in conjunction with the company's decision to sell its NUI Telecom subsidiary. Lower charges for changes in accounting during fiscal 2003 partially offset the increase in the net loss.

FOURTH QUARTER FISCAL 2003 RESULTS

For the quarter ended September 30, 2003, the company posted a loss from continuing operations of $9.9 million, or $0.62 per share, compared to a loss of $2.4 million, or $0.16 per share, in the same period last year. The increase in the fourth quarter loss is primarily related to (1) lower margins from the company's energy portfolio and risk management business, as a result of a reduction in daily trading activity due to credit rating downgrades, (2) lower margins from NUI Energy due to no new business during the quarter as a result the company's decision to exit this business, (3) increased interest expense, and (4) a severance package relating to the departure of the company's President and Chief Executive Officer during the fourth quarter.

CONFERENCE CALL INFORMATION

NUI will hold a live teleconference today, November 12, 2003, at 11:00 a.m. EST. The dial-in number for domestic investors is 1-800-915-4836 and 1-973-317-5319 for international callers. Participants should dial in five minutes prior to the scheduled start time. A taped replay of the call will be available beginning at 1:00 p.m. EST and ending on November 19, 2003, at 11:59 p.m. EST. The dial-in number for the replay is 1-800-428-6051 for domestic callers and 1-973-709-2089 for international callers. The pass code for the replay is 311338.

A live webcast of the call will be available on the company's website at www.nui.com. Choose "Investor Relations" and then select the webcast icon on the Corporate Overview page. Shortly following the live call, a replay will be archived on NUI's corporate website. In addition, the company's press release and related financial and statistical data and related 8-K filing can be found in the Investor Relations section of the company's website under News Releases and SEC Filings, respectively.

ABOUT NUI

NUI Corporation, based in Bedminster, NJ, is a diversified energy company that operates natural gas utilities, as well as businesses involved in natural gas storage and pipeline activities and wholesale energy portfolio and risk management. NUI Utilities' companies include Elizabethtown Gas Company in New Jersey, City Gas Company of Florida and Elkton Gas Company in Maryland. Visit our web site at www.nui.com.

This press release contains forward-looking statements, including statements related to the potential sale of NUI Corporation, the sale of certain subsidiaries of NUI, and NUI's refinancing plans. These statements are based on management's current expectations and information currently available and are believed to be reasonable and are made in good faith. However, the forward-looking statements are subject to risks and uncertainties that could cause actual results to differ materially from those projected in the statements. Factors that may make the actual results differ from anticipated results include, but are not limited to, the company's ability to control operating expenses; the volatility and level of natural gas prices; the outcome of the Focused Audit being conducted by the New Jersey Board of Public Utilities; the ability of the company to complete its refinancing plans; the ability of the company to identify a buyer of the company and negotiate a definitive agreement for the sale of the company; the ability of the company to complete the sale of certain of its subsidiaries; economic conditions; weather fluctuations; those factors set forth in the company's Form 10-K, Form 10-Q and its other filings with the Securities and Exchange Commission; and other uncertainties, all of which are difficult to predict and some of which are beyond the company's control. For these reasons, you should not rely on these forward-looking statements when making investment decisions. The words "expect," "believe," "project," "anticipate," "intend," "should," "could," "will," and variations of such words and similar expressions, are intended to identify forward-looking statements. The company does not undertake any obligation to update publicly any forward-looking statement, either as a result of new information, future events or otherwise.

                                    - more -

                           NUI CORPORATION (NYSE:NUI)
                  SUMMARIZED CONSOLIDATED FINANCIAL INFORMATION
                       FOR THE PERIODS ENDED SEPTEMBER 30
                (amounts in thousands, except per share amounts)



                                                                        Three Months                  Fiscal Year
                                                               -------------------------------------------------------------
                                                                      2003           2002           2003            2002
                                                               ---------------  -------------  -------------   -------------
Operating Revenues                                                    $92,491        $89,230       $641,235        $516,395
                                                               ---------------  -------------  -------------   -------------

Total Operating Margins                                                33,158         38,244        214,219         196,858
Operation & Maint. Expenses                                            31,414         28,734        129,126         105,968
Restructuring charges                                                     ---            ---            ---           1,203
Depreciation and Amortization                                           9,043          7,404         33,620          31,432
Other taxes                                                             1,917          2,068          7,247           7,972
Other Income (Expense)                                                     (9)           145            803             285
                                                               ---------------  -------------  -------------   -------------
Earnings (Loss) Before Interest and Taxes (EBIT)                       (9,225)           183         45,029          50,568
Interest Expense                                                        5,823          5,212         21,947          21,243
Income Tax Expense (Benefit)                                           (5,109)        (2,583)        11,010          12,069
                                                               ---------------  -------------  -------------   -------------
Income (Loss) from Continuing Operations                               (9,939)        (2,446)        12,072          17,256
                                                               ---------------  -------------  -------------   -------------
Loss from Discontinued Operations, After Tax                           (7,785)        (6,549)       (29,690)        (15,502)
Effect of Change in Accounting, After Tax                                 ---            ---         (5,869)        (17,642)
                                                               ---------------  -------------  -------------   -------------
Net Loss                                                             $(17,724)       $(8,995)      $(23,487)       $(15,888)
                                                               ===============  =============  =============   =============
Earnings (Loss) per Share:
Income (Loss) from Continuing Operations                               $(0.62)        $(0.16)         $0.75           $1.16
Loss from Discontinued Operations, After Tax                            (0.49)         (0.41)         (1.85)          (1.04)
Effect of Change in Accounting, After Tax                                 ---            ---          (0.36)          (1.18)
                                                               ---------------  -------------  -------------   -------------
Net Loss Per Share                                                     $(1.11)        $(0.57)        $(1.46)         $(1.06)
                                                               ===============  =============  =============   =============
Weighted Average Number of Shares Outstanding                          16,023         15,844         16,035          14,938
                                                               ===============  =============  =============   =============


Certain reclassifications were made to conform to current year presentation.


                                     -more-

                           NUI CORPORATION (NYSE:NUI)
                     SUMMARIZED SEGMENT OPERATING HIGHLIGHTS
                        FOR THE YEARS ENDED SEPTEMBER 30
                             (Dollars in thousands)

                                                     2003                                                2002
                               -----------------------------------------------    ------------------------------------------------

                                                   Energy         Retail &                             Energy        Retail &
                                Distribution        Asset          Business       Distribution          Asset        Business
                                  Services        Management       Services          Services         Management     Services
                               -----------------------------------------------    ------------------------------------------------


Revenue                           $615,130           $26,111          $(6)            $484,834           $28,071       $3,490

Operating margins                  189,793            25,208         (782)             164,928            28,440        3,490

Operating income (loss)            $44,706           $10,964      $(9,266)             $43,224           $14,208      $(1,614)
                               ===============================================    ================================================



                     SUMMARIZED SEGMENT OPERATING HIGHLIGHTS
                     FOR THE THREE MONTHS ENDED SEPTEMBER 30
                             (Dollars in thousands)

                                                     2003                                                2002
                               -----------------------------------------------    ------------------------------------------------

                                                   Energy         Retail &                             Energy        Retail &
                                Distribution        Asset          Business       Distribution          Asset        Business
                                  Services        Management       Services          Services         Management     Services
                               -----------------------------------------------    ------------------------------------------------


Revenue                            $90,439            $1,992           $60              $77,535            $9,472        $2,223

Operating margins                   31,729             1,769          (340)              26,505             9,516         2,223

Operating income (loss)            $(4,749)          $(2,440)      $(1,498)             $(5,477)           $5,616          $367
                               ===============================================    ================================================

                                    - more -

                           NUI CORPORATION (NYSE:NUI)
                                 OPERATING DATA
                     FOR THE FISCAL YEARS ENDED SEPTEMBER 30


                                                                  ---------------------------------------
                                                                         2003                 2002

                                                                  ---------------------------------------

Total Employees (at period end)                                          1,081               1,144

NJ Degree Days - Actual                                                  5,421               3,973

Overall Degree Day Variance from NJ 20-Year Average in 2003 and
NJ 30-Year Average in 2002                                             12% Colder          23% Warmer
Total Average Utility Customers Served by Continuing Operations        367,389             364,643
Utility Gas Sold or Transported by Continuing Operations (Bcf's)          81.8                74.9
Total Gas Sold or Transported by Continuing Operations (Bcf's)           168.6               178.6

                                                                  ###
